A Message To Our Contract Owners:

We are pleased to forward this combined Annual Report of the segment of Massachusetts Mutual Variable Annuity Separate Account 1 ("Separate Account 1") pertaining to Flex Extra (Qualified) (the "Segment"), the MML Series Investment Fund, and the three Funds of the Oppenheimer Variable Account Funds available to owners of Flex Extra Contracts. These reports are for the year ended December 31, 1997.

The Annual Report for the Segment begins on page 3. The Segment has net assets of $4,021,743,691 as of December 31, 1997. Net asset values per accumulation unit for the MML Equity, MML Money Market, MML Managed Bond, MML Blend, Oppenheimer Capital Appreciation, Oppenheimer Global Securities and Oppenheimer Strategic Bond Divisions as of December 31, 1997 are shown in detail in the table on page 3.

The Annual Report for the MML Series Investment Fund begins on page 12. This report contains a detailed description of the financial results of the MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund for the year ended December 31, 1997.

The Annual Report for the Oppenheimer Variable Account Funds begins on page 40. This report contains a detailed description of the financial results of the Oppenheimer Capital Appreciation Fund, Oppenheimer Global Securities Fund and Oppenheimer Strategic Bond Fund for the year ended December 31, 1997.

We appreciate the interest and confidence you have shown in Separate Account 1.

                                   MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

                                   /s/ Thomas B. Wheeler

                                   Thomas B. Wheeler
                                   Chairman and Chief Executive Officer

February 3, 1998

Table of Contents


Massachusetts Mutual Variable Annuity Separate Account 1
Flex Extra (Qualified)
  Statement of Assets and Liabilities as of December 31, 1997...........................      3
  Statement of Operations For the Year Ended December 31, 1997..........................      4
  Statement of Changes in Net Assets For the Years Ended December 31, 1997 and 1996.....    5-6
  Notes to Financial Statements.........................................................   7-10
  Report of Independent Accountants.....................................................     11

MML Series Investment Fund
  To Our Shareholders...................................................................  12-17
  Statement of Assets and Liabilities as of December 31, 1997...........................     18
  Statement of Operations For the Year Ended December 31, 1997..........................     19
  Statement of Changes in Net Assets For the Years Ended December 31, 1997 and 1996.....     20
  Financial Highlights..................................................................  21-23
  Schedule of Investments as of December 31, 1997
   MML Equity Fund......................................................................  24-25
   MML Money Market Fund................................................................     26
   MML Managed Bond Fund................................................................  27-29
   MML Blend Fund.......................................................................  30-35
  Notes to Financial Statements.........................................................  36-38
  Report of Independent Accountants.....................................................     39

Oppenheimer Variable Account Funds
  Oppenheimer Fund Managers' Messages...................................................  40-42
  Statement of Assets and Liabilities as of December 31, 1997...........................  43-45
  Statement of Operations For the Year Ended December 31, 1997..........................  46-48
  Statement of Changes in Net Assets For the Years Ended December 31, 1997 and 1996.....  49-51
  Financial Highlights..................................................................  52-54
  Statement of Investments as of December 31, 1997
   Oppenheimer Capital Appreciation Fund................................................  55-58
   Oppenheimer Global Securities Fund...................................................  59-64
   Oppenheimer Strategic Bond Fund......................................................  65-87
  Notes to Financial Statements.........................................................  88-99
  Independent Auditors' Report..........................................................    100

Massachusetts Mutual Variable Annuity Separate Account 1 - Flex Extra
(Qualified)

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997

                                               MML            MML                       Oppenheimer     Oppenheimer   Oppenheimer
                                 MML          Money        Managed           MML          Capital         Global       Strategic
                                Equity        Market         Bond           Blend       Appreciation    Securities       Bond
                               Division      Division      Division        Division       Division       Division       Division
                           -------------- -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments
 Number of shares (Note 2)     40,091,402     69,062,080      8,976,723     67,254,696      7,492,349      9,404,081     12,940,788
                           ============== ============== ============== ============== ============== ============== ==============
 Identified cost (Note 6)  $  933,378,261 $   69,062,080 $  109,961,303 $1,240,049,503 $  269,624,757 $  160,754,628 $   64,689,536
                           ============== ============== ============== ============== ============== ============== ==============
 Value (Note 3A)           $1,420,965,411 $   69,062,080 $  111,391,938 $1,619,464,821 $  306,886,595 $  200,965,213 $   66,256,832
Dividends receivable          114,574,493        302,121      1,791,050    121,400,824              -              -              -
Receivable for
 accumulation units sold          700,385        222,829         32,937        651,948        145,443        110,998         14,408
Divisional transfers
 pending settlement              (134,559)       315,432         (4,679)       (95,069)       (29,882)       (29,798)       (21,446)
Other assets                            -          1,024              -              -              -              -              -
                           -------------- -------------- -------------- -------------- -------------- -------------- --------------
   Total assets             1,536,105,730     69,903,486    113,211,246  1,741,422,524    307,002,156    201,046,413     66,249,794

LIABILITIES
Redemptions pending
 settlement                       226,259         30,110          8,994         88,564          8,619         58,374         (1,851)
Annuitant mortality
 fluctuation reserve
 (Note 3D)                         20,509            396          2,888         50,711          1,066            624            793
Payable to Massachusetts
 Mutual Life Insurance
 Company                        4,899,849        236,261        346,135      5,446,197        975,705        611,007        186,448
                           -------------- -------------- -------------- -------------- -------------- -------------- --------------
    Total liabilities           5,146,617        266,767        358,017      5,585,472        985,390        670,005        185,390
                           -------------- -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS                 $1,530,959,113 $   69,636,719 $  112,853,229 $1,735,837,052 $  306,016,766 $  200,376,408 $   66,064,404
                           ============== ============== ============== ============== ============== ============== ==============
Net Assets:
Accumulation units--Value  $1,530,275,491 $   69,623,504 $  112,756,961 $1,734,146,672 $  305,981,239 $  200,355,611 $   66,037,957
Annuity reserves (Note 3E)        683,622         13,215         96,268      1,690,380         35,527         20,797         26,447
                           -------------- -------------- -------------- -------------- -------------- -------------- --------------
    Net assets             $1,530,959,113 $   69,636,719 $  112,853,229 $1,735,837,052 $  306,016,766 $  200,376,408 $   66,064,404
                           ============== ============== ============== ============== ============== ============== ==============
Accumulation units (Note 8)
 Contractowners               413,935,012     44,060,821     52,035,004    574,212,871    177,599,099    157,063,622     49,821,459
 Massachusetts Mutual Life
  Insurance Company                     -              -              -              -          5,000          5,000          5,000
                           -------------- -------------- -------------- -------------- -------------- -------------- --------------
  Total Units                 413,935,012     44,060,821     52,035,004    574,212,871    177,604,099    157,068,622     49,826,459
                           ============== ============== ============== ============== ============== ============== ==============
NET ASSET VALUE PER
 ACCUMULATION UNIT
 December 31, 1997         $         3.70 $         1.58 $         2.17 $         3.02 $         1.72 $         1.28 $         1.33
 December 31, 1996                   2.91           1.52           2.00           2.53           1.56           1.05           1.23
 December 31, 1995                   2.45           1.47           1.96           2.25           1.32           0.91           1.12
 December 31, 1994                   1.89           1.41           1.67           1.85           1.01           0.90           0.98
 December 31, 1993                   1.84           1.37           1.75           1.83            -              -              -

                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 - Flex Extra
(Qualified)

STATEMENT OF OPERATIONS
For The Year Ended December 31, 1997

                                                 MML            MML                       Oppenheimer    Oppenheimer   Oppenheimer
                                  MML           Money         Managed          MML          Capital         Global      Strategic
                                 Equity         Market          Bond          Blend       Appreciation    Securities       Bond
                                Division       Division       Division       Division       Division       Division      Division
                              ------------   -----------    -----------    -----------   -------------   ------------  ------------
Investment Income
Dividends (Note 3B)          $ 114,589,712  $   3,754,994  $   6,941,117  $ 162,752,698  $  10,620,416   $   1,580,928  $  4,203,985

Expenses
Mortality and expense
 risk fees and
 administrative expenses
 (Note 4)                       17,097,939        963,457      1,377,107     20,687,456      3,329,641       2,084,279       677,962
                             -------------  -------------  -------------  -------------  -------------   -------------  ------------
Net investment income
 (loss)(Note 3C)                97,491,773      2,791,537      5,564,010    142,065,242      7,290,775        (503,351)    3,526,023
                             -------------  -------------  -------------  -------------  -------------   -------------  ------------

Net realized and unrealized
 gain on investments
Net realized gain on
 investments
 (Notes 3B, 3C and 7)           12,495,460             --          8,195     24,142,272      4,123,760       1,178,693      228,380
Change in new unrealized
 appreciation/depreciation
 of investments                199,325,594             --      3,169,238    114,765,896     15,365,603      27,069,966      103,191
                             -------------  -------------  -------------  -------------  -------------   -------------  -----------
Net gain on investments        211,821,054             --      3,177,433    138,908,168     19,489,363      28,248,659      331,571
                             -------------  -------------  -------------  -------------  -------------   -------------  -----------

Net increase in net
 assets resulting
 from operations             $ 309,312,827  $   2,791,537  $   8,741,443  $ 280,973,410  $  26,780,138   $  27,745,308  $  3,857,594
                             =============  =============  =============  =============  =============   =============  ============

                       See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 - Flex Extra
(Qualified)

STATEMENT OF CHANGES IN NET ASSETS
For The Year Ended December 31, 1997



                                                                             MML               MMl
                                                          MMl               Money            Managed              MML
                                                         Equity             Market             Bond              Blend
                                                        Division           Division          Division           Division
                                                     --------------      ------------      ------------       --------------
Increase (decrease) in net assets
Operations:
 Net investment income (loss)                        $   97,491,773      $  2,791,537      $  5,564,010       $  142,065,242
 Net realized gain on investments                        12,495,460                 -             8,195           24,142,272
 Change in net unrealized appreciation/
  depreciation of investments                           199,325,594                 -         3,169,238          114,765,896
                                                     --------------      ------------      ------------       --------------
Net increase in net assets resulting from operations    309,312,827         2,791,537         8,741,443          280,973,410
                                                     --------------      ------------      ------------       --------------
Capital transactions: (Note 8)
 Net contract payments (Note 6)                         220,631,779        40,836,523        17,525,135          207,397,147
 Transfer to Guaranteed Principal Account                (6,025,604)       (2,473,788)         (630,184)          (5,168,376)
 Withdrawal of funds                                   (110,143,524)      (10,374,826)       (9,127,017)        (158,292,213)
 Reimbursement (payment) of accumulation
  unit value fluctuation                                    618,242           (81,658)          (27,032)             404,089
 Net charge (credit) to annuitant mortality
  fluctuation reserve (Note 3D)                              (5,639)              142            14,949             (228,565)
 Annuity benefit payments                                   (47,741)           (1,141)           (7,638)            (145,635)
 Withdrawals due to administrative and
  contingent deferred sales charges (Note 6)             (3,163,446)         (169,648)         (714,396)          (4,417,293)
 Divisional transfers                                    30,579,317       (38,923,394)       (7,589,809)          17,850,818
                                                     --------------      ------------      ------------       --------------
Net increase (decrease) in net assets
 resulting from capital transactions                    132,443,384       (11,187,790)         (555,991)          21,698,336
                                                     --------------      ------------      ------------       --------------
Total increase (decrease)                               441,756,211        (8,396,253)        8,185,451          302,671,746

NET ASSETS, at beginning of the year                  1,089,202,902        78,032,972       104,667,778        1,433,165,306
                                                     --------------      ------------      ------------       --------------
NET ASSETS, at end of the year                       $1,530,959,113      $ 69,636,719      $112,853,229       $1,735,837,052
                                                     ==============      ============      ============       ==============


                                                       Oppenheimer         Oppenheimer       Oppenheimer
                                                         Capital             Global           Strategic
                                                       Appreciation        Securities           Bond
                                                         Division           Division          Division
                                                      --------------      -------------     -------------
Increase (decrease) in net assets
Operations:
 Net investment income (loss)                         $   7,290,775      $   (503,351)      $ 3,526,023
 Net realized gain on investments                         4,123,760         1,178,693           228,380
 Change in net unrealized appreciation/
  depreciation of investments                            15,365,603        27,069,966           103,191
                                                      --------------      -------------     -------------
Net increase in net assets resulting from operations     26,780,138        27,745,308         3,857,594
                                                      --------------      -------------     -------------

Capital transactions: (Note 8)
 Net contract payments (Note 6)                          85,295,016        52,890,477        25,868,183
 Transfer to Guaranteed Principal Account                  (708,095)         (386,663)         (355,058)
 Withdrawal of funds                                    (16,117,822)      (10,726,014)       (3,266,354)
 Reimbursement (payment) of accumulation
  unit value fluctuation                                    103,934           685,959            (7,779)
 Net charge (credit) to annuitant mortally
  fluctuation reserve (Note 3D)                                 535               210             (3,801)
 Annuity benefit payments                                    (3,061)              299                441
 Withdrawals due to administrative and
  contingent deferred sales charges (Note 6)               (493,582)         (221,028)           (51,547)
 Divisional transfers                                    14,315,971         16,992,696         2,476,036
                                                      --------------      -------------     -------------
Net increase (decrease) in net assets
 resulting from capital transactions                     82,392,896         59,235,936         24,660,121
                                                      --------------      -------------     -------------
Total increase (decrease)                               109,173,034         86,981,244         28,517,715

NET ASSETS, at beginning of the year                    196,843,732        113,395,164         37,546,689
                                                      --------------      -------------     -------------
NET ASSETS, at end of the year                        $ 306,016,766      $ 200,376,408        $66,064,404
                                                      ==============      =============     =============


                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 - Flex Extra
(Qualified)

STATEMENT OF CHANGES IN NET ASSETS
For The Year Ended December 31, 1996


                                                MML            MML                       Oppenheimer     Oppenheimer   Oppenheimer
                                  MML          Money         Managed          MML          Capital         Global       Strategic
                                Equity         Market         Bond           Blend       Appreciation    Securities       Bond
                               Division       Division       Division       Division       Division       Division       Division
                            -------------- -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net
assets
Operations:
 Net investment income
  (loss)                   $   36,374,140  $   2,444,356  $   5,203,609  $   67,704,545 $   3,437,887  $  (1,067,100) $   1,884,569
 Net realized gain (loss)
  on investments               10,382,200              -          1,492      16,971,599     1,263,459        (62,553)        38,682
 Change in net unrealized
  appreciation/depreciation
  of investments              115,060,848              -     (3,134,796)     72,870,820    11,417,050     13,625,232        928,108
                           --------------- -------------- -------------- -------------- -------------- -------------- --------------
Net increase in net assets
 resulting from operations    161,817,188      2,444,356      2,070,305     157,546,964    16,118,396     12,495,579      2,851,359
                           --------------- -------------- -------------- -------------- -------------- -------------- --------------
Capital transactions:
 (Note 8)
 Net contract payments
 (Note 5)                     202,986,508     48,076,014     23,398,821     216,725,735    80,811,285     39,535,045     16,074,801
 Transfer to Guaranteed
  Principal Account            (3,718,121)    (2,283,737)      (630,775)     (3,985,433)     (558,356)      (353,662)      (179,432)
 Withdrawal of funds          (71,672,816)   (10,940,328)    (8,477,782)   (121,978,327)   (8,478,007)    (6,026,082)    (1,541,386)
 Reimbursement (payment)
  of accumulation unit
  value fluctuation               283,612         (8,585)        (5,812)        148,659       267,513         66,697         23,109
 Net charge (credit) to
  annuitant mortality
  fluctuation reserve
  (Note 3D)                         1,013            103            435          (1,063)         (159)             -              -
Annuity benefit payments          (24,165)        (1,106)        (3,131)        (64,531)         (238)             -              0
Withdrawals due to
  administrative and
  contingent deferred
  sales charges (Note 6)       (2,599,700)      (238,577)      (699,939)     (4,112,110)     (247,046)      (147,907)       (43,382)
Divisional transfers            9,266,576    (20,377,584)    (8,417,236)    (39,814,967)   44,018,111     13,434,086      1,891,014
                           --------------- -------------- -------------- -------------- -------------- -------------- --------------
Net increase in net assets
  resulting from capital
  transactions                134,479,907     14,226,200      5,164,581      46,917,963   115,813,103     46,508,178     16,224,724
                           --------------- -------------- -------------- -------------- -------------- -------------- --------------
Total increase                296,297,095     16,670,556      7,234,886     204,464,927   131,931,499     59,003,757     19,076,083

NET ASSETS, at beginning
  of the year                 792,905,807     61,362,416     97,432,892   1,228,700,379    64,912,233     54,391,407     18,470,606
                           --------------- -------------- -------------- -------------- -------------- -------------- --------------

NET ASSETS, at end of
  the year                 $1,089,202,902  $  78,032,972  $ 104,667,778  $1,433,165,306 $ 196,843,732  $ 113,395,164  $  37,546,689
                           =============== ============== ============== ============== ============== ============== ==============




                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 - Flex Extra
(Qualified)

Notes To Financial Statements

1.  HISTORY

    Massachusetts Mutual Variable Annuity Separate Account 1 ("Separate Account 1") is a separate investment account established on April 8, 1981 by Massachusetts Mutual Life Insurance Company ("MassMutual"). Separate Account 1 operates as a registered unit investment trust pursuant to the Investment Company Act of 1940 and the rules promulgated thereunder.

    MassMutual maintains three segments within Separate Account 1. The segments are Variable Annuity Fund 4, Flex-Annuity IV (Qualified) and Flex Extra (Qualified.) These notes and the financial statements presented herein, with the exception of Note 9, describe and consist only of the Flex Extra (Qualified) segment (the "Segment").

    On September 13, 1994, MassMutual paid $15,000 to provide the initial capital for the Segment's three new divisions: 1,516 shares were purchased in the management investment company described in Note 2 supporting the three new Oppenheimer divisions of the Segment.

2.  INVESTMENT OF THE SEGMENT'S ASSETS

    The Flex Extra (Qualified) Segment maintains seven divisions. The MML Equity Division invests in shares of MML Equity Fund, the MML Money Market Division invests in shares of MML Money Market Fund, the MML Managed Bond Division invests in shares of MML Managed Bond Fund, the MML Blend Division invests in shares of MML Blend Fund, the Oppenheimer Capital Appreciation Division invests in shares of Oppenheimer Capital Appreciation Fund, the Oppenheimer Global Securities Division invests in shares of Oppenheimer Global Securities Fund and the Oppenheimer Strategic Bond Division invests in shares of Oppenheimer Strategic Bond Fund.

    MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are four series of shares of MML Series Investment Fund (the "MML Trust"). The MML Trust is a registered, no-load, open-end, management investment company for which MassMutual serves as investment manager. Concert Capital Management, Inc. ("Concert") served as the investment sub-adviser to MML Equity Fund and the Equity Sector of the MML Blend Fund from 1993-1996. Concert merged with and into David L. Babson and Company, Inc. ("Babson") effective December 31, 1996. At such time, both Concert and Babson were wholly-owned subsidiaries of DLB Acquisition Corporation, which is a controlled subsidiary of MassMutual. Thus, effective January 1, 1997, Babson serves as the investment sub-adviser to MML Equity Fund and the Equity Sector of the MML Blend Fund.

    Oppenheimer Capital Appreciation Fund, Oppenheimer Global Securities Fund and Oppenheimer Strategic Bond Fund (the "Oppenheimer Funds") are part of the Oppenheimer Variable Account Funds (the "Oppenheimer Trust"). The Oppenheimer Trust is a registered, open-end, diversified management investment company, for which OppenheimerFunds, Inc. ("OFI"), a controlled subsidiary of MassMutual, serves as investment adviser.

    In addition to the seven divisions of the Segment, a contractowner may also allocate funds to the Guaranteed Principal Account, which is part of MassMutual's general account. Because of exemptive and exclusionary provisions, interests in the Guaranteed Principal Account, which is part of MassMutual's general account, are not registered under the Securities Act of 1933; and the general account is not registered as an investment company under the Investment Company Act of 1940.

3.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed consistently by the Segment in preparation of the financial statements in conformity with generally accepted accounting principles.

    A.  Investment Valuation

    Investments in MML Trust and Oppenheimer Trust are each stated at market value which is the net asset value of each of the respective underlying funds.

    B.  Accounting for Investments

    Investment transactions are accounted for on trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income is recorded on the ex-dividend date.

    C.  Federal Income Taxes

    Operations of the Segment form a part of the total operations of MassMutual, and the Segment is not taxed separately. MassMutual is taxed as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. The Segment will not be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on investment income and realized capital gains attributable to contracts which depend on the Segment's investment performance (the "Contracts"). Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Segment.

    D.  Annuitant Mortality Fluctuation Reserve

    The Segment maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is increased quarterly for mortality gains and its proportionate share of any increases in value. The reserve is charged quarterly for mortality losses and its proportionate share of any decreases in value. Transfers to or from MassMutual are then made quarterly to adjust the Segment. Net transfers from MassMutual to the Segment totaled $314,296 and $4,592 for the years ended December 31, 1997 and 1996. The reserve is subject to a maximum of 3% of the Segment's annuity reserves. Any mortality losses in excess of this reserve will be assumed by MassMutual. The reserve is not available to owners of Contracts except to the extent necessary to cover mortality losses under the Contracts.

    E.  Annuity Reserves

    Annuity reserves are developed by using accepted actuarial methods and are computed using the 1971 Individual Annuity Mortality Table, as modified.

    F.  Estimates

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.  CHARGES FOR MORTALITY AND EXPENSE RISKS AND ADMINISTRATIVE EXPENSES

    Daily charges are made which are currently equivalent on an annual basis to 1.30% of the net asset value of the Segment (the "Net Asset Value"). The mortality and expense risk part of this charge is made daily at an annual rate which is currently equal to 1.15%, and will not exceed 1.25% of the Net Asset Value. The administrative expense part of this charge is made daily at an annual rate of 0.15% of the Net Asset Value.

5.  DISTRIBUTION AGREEMENT

    Effective May 1, 1996, MML Distributors, LLC ("MML Distributors"), a wholly-owned subsidiary of MassMutual, serves as principal underwriter of the contracts pursuant to an underwriting and servicing agreement among MML Distributors, MassMutual and Separate Account I. MML Distributors is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (the "NASD"). MML Distributors may enter into selling agreements with other broker-dealers who are registered with the SEC and are members of the NASD in order to sell the contracts.

    Prior to May 1, 1996, MML Investors Services, Inc. ("MMLISI") a wholly-owned subsidiary of MassMutual, served as principal underwriter of the contracts. Effective May 1, 1996, MMLISI serves as co-underwriter of the contracts pursuant to underwriting and servicing agreements among MMLISI, MassMutual and Separate Account 1. MMLISI is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD. Registered representatives of MMLISI sell the contracts as authorized variable life insurance agents under applicable state insurance laws.

    Pursuant to the underwriting and servicing agreements, commissions or other fees due to registered representatives for selling servicing the contracts are paid by MassMutual on behalf of MML Distributors or MMLISI. MML Distributors and MMLISI also receive compensation for their activities as underwriters of the contracts.

6. CHARGES/DEDUCTIONS FOR ADMINISTRATIVE CHARGES, CONTINGENT DEFERRED SALES CHARGES AND PREMIUM TAXES


                                               MML            MML                       Oppenheimer     Oppenheimer    Oppenheimer
                                MML           Money         Managed          MML          Capital          Global       Strategic
For The Year Ended            Equity          Market          Bond          Blend       Appreciation     Securities        Bond
December 31, 1997            Division        Division       Division       Division       Division        Division       Division
-----------------          ------------   -------------  -------------- --------------  ------------   -------------- -------------
Gross contract
 payments                  $ 220,705,230  $  40,850,118  $  17,530,970 $ 207,466,192   $  85,323,412   $  52,908,085  $  25,876,795
Less deduction for
 premium taxes                    73,451         13,595          5,834        69,045          28,396          17,608          8,612
                           -------------  -------------  ------------- -------------   -------------   -------------  -------------
Net contract payments      $ 220,631,779  $  40,836,523  $  17,525,135 $ 207,397,147   $  85,295,016   $  52,890,477  $  25,868,183
                           =============  =============  ============= =============   =============   =============  =============
Administrative and
 contingent deferred
 sales charges             $   3,163,446  $     169,648  $     714,396 $   4,417,293   $     493,582   $     221,028  $      51,547
                           =============  =============  ============= =============   =============   =============  =============


                                               MML            MML                       Oppenheimer     Oppenheimer    Oppenheimer
                                MML           Money         Managed          MML          Capital          Global       Strategic
For The Year Ended            Equity          Market          Bond          Blend       Appreciation     Securities        Bond
December 31, 1996            Division        Division       Division       Division       Division        Division       Division
-----------------          ------------   -------------  -------------- --------------  ------------   -------------- -------------
Gross contract
 payments                  $ 203,052,355  $  48,091,136  $  23,406,181 $ 216,793,903   $  80,836,702   $  39,547,481  $  16,079,856
Less deduction for
 premium taxes                    63,847         15,122          7,360        68,168          25,417          12,435          5,055
                           -------------  -------------  ------------- -------------   -------------   -------------  -------------
Net contract payments      $ 202,988,508  $  48,076,014  $  23,398,821 $ 216,725,735   $  80,811,285   $  39,535,046  $  16,074,801
                           =============  =============  ============= =============   =============   =============  =============
Administrative and
 contingent deferred
 sales charges             $   2,599,700  $     238,577  $     699,939 $   4,112,110   $     247,046   $     147,907  $      43,382
                           =============  =============  ============= =============   =============   =============  =============

7.  PURCHASES AND SALES OF INVESTMENTS

                                               MML            MML                       Oppenheimer     Oppenheimer    Oppenheimer
                                MML           Money         Managed          MML          Capital          Global       Strategic
For The Year Ended            Equity          Market          Bond          Blend       Appreciation     Securities        Bond
December 31, 1997            Division        Division       Division       Division       Division        Division       Division
-----------------          ------------   -------------  -------------- --------------  ------------   -------------- -------------
Cost of purchases          $ 192,549,800  $  53,285,630  $  15,668,061 $ 152,255,006   $ 103,034,534   $  67,711,214  $  31,200,414
Proceeds from sales        $  24,089,485  $  61,871,973  $  10,480,226 $  56,973,305   $  12,167,838   $   8,158,022  $   2,737,360

8. NET INCREASE (DECREASE) IN ACCUMULATION UNITS


                                                         MML          MML                    Oppenheimer   Oppenheimer  Oppenheimer
                                           MML          Money       Managed        MML         Capital       Global      Strageic
For the Year Ended                        Equity        Market       Bond         Blend      Appreciation   Securities     Bond
December 31, 1997                        Division      Division     Division     Division      Division      Division    Division
------------------                      -----------  -----------  -----------   -----------  -----------   -----------  -----------
Units purchased                          66,867,037   26,589,800    8,539,512    75,090,722   53,068,628    44,442,770   20,330,179
Units withdrawn and transferred to
Guaranteed Principal Account            (36,091,954)  (8,646,887)  (5,122,869)  (60,240,402) (10,630,862)   (9,432,090)  (2,867,197)
Units transferred between divisions       9,184,319  (25,151,983)  (3,762,518)   (6,512,498)   9,198,583    14,374,660    1,981,363
Units transferred to annuity reserves      (107,936)      (1,199)     (22,665)     (425,149)     (21,543)      (19,321)     (22,968)
                                        -----------  -----------  -----------   -----------  -----------   -----------  -----------
Net increase                             39,851,466   (7,210,269)    (368,540)    7,912,673   51,614,806    49,366,019   19,421,377

Units, at beginning of the year         374,083,546   51,271,090   52,403,544   566,300,198  125,989,293   107,702,603   30,405,082
                                        -----------  -----------  -----------   -----------  -----------   -----------  -----------
Units, at end of the year               413,935,012   44,060,821   52,035,004   574,212,871  177,604,099   157,068,622   49,826,459
                                        ===========  ===========  ===========   ===========  ===========   ===========  ===========


                                                         MML          MML                    Oppenheimer   Oppenheimer  Oppenheimer
                                           MML          Money       Managed        MML         Capital       Global      Strageic
For the Year Ended                        Equity        Market       Bond         Blend      Appreciation   Securities     Bond
December 31, 1996                        Division      Division     Division     Division      Division      Division    Division
------------------                      -----------  -----------  -----------   -----------  -----------   -----------  -----------
Units purchased                          76,729,920   32,480,215   12,127,911    92,070,370   54,010,610    40,693,793   13,733,056
Units withdrawn and transferred to
Guaranteed Principal Account            (29,454,155)  (9,371,630)  (5,080,084)  (55,096,078)  (6,181,894)   (6,690,628)  (1,513,179)
Units transferred between divisions       3,500,347  (13,641,369)  (4,364,007)  (16,849,325)  28,872,959    13,748,028    1,594,761
Units transferred to annuity reserves        (4,196)                   (1,265)      (41,395)      (1,900)
                                        -----------  -----------  -----------   -----------  -----------   -----------  -----------
Net increase                             50,771,916    9,467,216    2,682,555    20,083,572   76,699,775    47,751,193   13,854,638

Units, at beginning of the year         323,311,630   41,803,874   49,730,989   546,216,626   49,289,518    59,951,410   16,550,444
                                        -----------  -----------  -----------   -----------  -----------   -----------  -----------
Units, at end of the year               374,083,546   51,271,090   52,403,544   566,300,198  125,989,293   107,702,603   30,405,082
                                        ===========  ===========  ===========   ===========  ===========   ===========  ===========

9. CONSOLIDATED MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACOUNT 1

   As discussed in Note 1, the financial statements only represent activity of the Flex Extra (Qualified) segment of the Massachusetts Mutual Variable Annuity Separate Account 1. The combined net assets as of December 31, 1997 for the Massachusetts Mutual Variable Annuity Separate Account 1, which includes the segments pertaining to the Variable Annuity Fund 4, Flex-Annuity IV (Qualified) and Flex Extra (Qualified) are as follows:

                                              MML            MML                         *Oppenheimer   *Oppenheimer    *Oppenheimer
                              MML            Money         Managed           MML           Capital         Global         Strageic
                             Equity          Market          Bond           Blend        Appreciation     Securities        Bond
                            Division        Division       Division        Division        Division        Division       Division
                        ---------------  -------------  -------------  ---------------  --------------  -------------  -------------
Total assets            $ 1,681,068,834  $  81,866,648  $ 126,726,663  $ 1,966,744,040  $  307,002,156  $ 201,046,413  $  66,249,794
Total liabilities             6,473,624        304,046        468,183        6,404,412         985,390        670,005        185,390
Net assets              $ 1,674,595,210  $  81,562,601  $ 126,258,480  $ 1,990,339,628  $  306,016,766  $ 200,376,408  $  66,064,404
                        ===============  =============  =============  ===============  ==============  =============  =============
Net assets consist of:
Accumulation units--
Value                   $ 1,673,535,433  $  81,469,025  $ 126,048,573  $ 1,988,168,324  $  305,981,239  $ 200,355,611  $  66,037,957
Annuity reserves              1,059,777         93,576        209,907        2,171,304          35,527         20,797         26,447
                        ---------------  -------------  -------------  ---------------  --------------  -------------  -------------
Net assets              $ 1,674,595,210  $  81,562,601  $ 126,258,480  $ 1,990,339,628  $  306,016,766  $ 200,376,408  $  66,064,404
                        ===============  =============  =============  ===============  ==============  =============  =============

*Offered on the Flex Extra (Qualified) Contracts only.

Report Of Independent Accountants

To the Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 1 and the Board of Directors of Massachusetts Mutual Life Insurance Company

We have audited the statements of assets and liabilities of the Flex Extra segment (Qualified) of Massachusetts Mutual Variable Annuity Separate Account 1 (comprising, respectively, the MML Equity Division, MML Money Market Division, MML Managed Bond Division, MML Blend Division, Oppenheimer Capital Appreciation Division, Oppenheimer Global Securities Division and Oppenheimer Strategic Bond Division - the "Divisions") as of December 31, 1997, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investments owned as of December 31, 1997, by examination of the records of MML Series Investment Fund and by confirmation with Oppenheimer Variable Account Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting the Flex Extra segment (Qualified) of Massachusetts Mutual Variable Annuity Separate Account 1 as of December 31, 1997, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                          Coopers & Lybrand L.L.P.

Springfield, Massachusetts
February 3, 1998